Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000007964 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000007964 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000007964 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007964 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000007964 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000007964 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000007964 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007964 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007965 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000007965 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000007965 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007965 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000007965 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000007965 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000007965 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007965 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%